(16) DEBTS AND BORROWINGS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total	R$ 10,992,057	R$ 13,044,041
Borrowing costs	(31,816)	(38,143)
Measured at amortized cost [Member] | Local Currency [Member]
Statement Line Items [Line Items]
Total	6,165,427	7,579,974
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	R$ 2,410	2,960
Annual interest	RGR + 6% to 6.5%
Amortization	120 monthly installments from January 2013
Collateral	Receivables and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 2,883	37,078
Annual interest	TJLP + 2.12% to 3.3% (c)
Amortization	72 monthly installments from February 2012
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 1,892	3,638
Annual interest	Fixed rate 8% (c)
Amortization	90 monthly installments from August 2011
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 23,283	30,835
Annual interest	Fixed rate 5.5% (b)
Amortization	96 monthly installments from February 2013
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 101,068	149,984
Annual interest	TJLP + 2.06% to 3.08% (e) (f)
Amortization	72 monthly installments from January 2014
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 7,401	8,907
Annual interest	Fixed rate 2.5% (a)
Amortization	114 monthly installments from June 2013
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 135,787	163,404
Annual interest	Fixed rate 2.5% (a)
Amortization	96 monthly installments from December 2014
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM VII [Member]
Statement Line Items [Line Items]
Total	R$ 29,612	57,798
Annual interest	Fixed rate 6% (b)
Amortization	96 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM VII [Member]
Statement Line Items [Line Items]
Total	R$ 32,687	73,435
Annual interest	SELIC + 2.62% to 2.66% (h)
Amortization	72 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEM VII [Member]
Statement Line Items [Line Items]
Total	R$ 54,259	132,622
Annual interest	TJLP + 2.12% to 2.66% (c) (d)
Amortization	72 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 16,904	25,356
Annual interest	Fixed rate 4.5%
Amortization	96 monthly installments from January 2012
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 29,540	43,836
Annual interest	TJLP + 2.06% to 3.08% (e) (f)
Amortization	72 monthly installments from January 2014
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 1,944	2,339
Annual interest	Fixed rate 2.5% (a)
Amortization	114 monthly installments from June 2013
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 33,791	40,664
Annual interest	Fixed rate 2.5% (a)
Amortization	96 monthly installments from December 2014
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 37,052	41,620
Annual interest	SELIC + 2.62% to 2.66% (h)
Amortization	72 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 53,823	65,778
Annual interest	TJLP + 2.12% to 2.66% (c) (d)
Amortization	72 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 24,308	28,198
Annual interest	Fixed rate 6% (b)
Amortization	96 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 8,016	12,023
Annual interest	Fixed rate 4.5%
Amortization	96 monthly installments from January 2012
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM IV [Member]
Statement Line Items [Line Items]
Total	R$ 1,553	19,970
Annual interest	TJLP + 2.12% to 3.3% (c)
Amortization	72 monthly installments from February 2012
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM IV [Member]
Statement Line Items [Line Items]
Total	R$ 610	1,173
Annual interest	Fixed rate 8% (c)
Amortization	90 monthly installments from August 2011
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | FINEM IV [Member]
Statement Line Items [Line Items]
Total	R$ 12,108	16,035
Annual interest	Fixed rate 5.5% (b)
Amortization	96 monthly installments from February 2013
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	R$ 3,988	5,851
Annual interest	RGR + 6%
Amortization	120 monthly installments from May 2008
Collateral	Receivables and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 1,745	22,444
Annual interest	TJLP + 2.12% to 3.3% (c)
Amortization	72 monthly installments from February 2012
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 8,932	11,828
Annual interest	Fixed rate 5.5% (b)
Amortization	96 monthly installments from February 2013
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 53,994	80,126
Annual interest	TJLP + 2.06% to 3.08% (e) (f)
Amortization	72 monthly installments from January 2014
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 783	942
Annual interest	Fixed rate 2.5% (a)
Amortization	114 monthly installments from June 2013
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 49,930	60,085
Annual interest	Fixed rate 2.5% (a)
Amortization	96 monthly installments from December 2014
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM VII [Member]
Statement Line Items [Line Items]
Total	R$ 34,001	39,442
Annual interest	Fixed rate 6% (b)
Amortization	96 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM VII [Member]
Statement Line Items [Line Items]
Total	R$ 58,097	65,261
Annual interest	SELIC + 2.62% to 2.66% (h)
Amortization	72 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEM VII [Member]
Statement Line Items [Line Items]
Total	R$ 66,601	81,394
Annual interest	TJLP + 2.12% to 2.66% (d)
Amortization	72 monthly installments from April 2016
Collateral	SGBP and CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 4,022	6,033
Annual interest	Fixed rate 4.5%
Amortization	96 monthly installments from January 2012
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 109	168
Annual interest	Fixed rate 10.0%
Amortization	90 monthly installments from May 2012
Collateral	Liens on assets
Measured at amortized cost [Member] | Local Currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 443	579
Annual interest	Fixed rate 10.0%
Amortization	66 monthly installments from October 2015
Collateral	Liens on assets
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
Statement Line Items [Line Items]
Total	R$ 0	338
Annual interest	RGR + 6%
Amortization	120 monthly installments from February 2008
Collateral	Receivables and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	3,397
Annual interest	Fixed rate 6%
Amortization	111 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	1,239
Annual interest	SELIC + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	2,224
Annual interest	TJLP + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
Statement Line Items [Line Items]
Total	R$ 0	303
Annual interest	RGR + 6%
Amortization	120 monthly installments from August 2007
Collateral	Receivables and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	2,412
Annual interest	Fixed rate 6%
Amortization	111 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	1,731
Annual interest	SELIC + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	3,122
Annual interest	TJLP + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
Statement Line Items [Line Items]
Total	R$ 0	122
Annual interest	RGR + 6%
Amortization	120 monthly installments from January 2008
Collateral	Receivables and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 0	1,883
Annual interest	TJLP + 3.1%
Amortization	96 monthly installments from June 2014
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 0	736
Annual interest	UMBNDES + 2.1%
Amortization	96 monthly installments from June 2014
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 0	1,413
Annual interest	UMBNDES +1.99%
Amortization	96 monthly installments from October 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 0	4,081
Annual interest	TJLP + 2.99% (f)
Amortization	96 monthly installments from October 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	R$ 18,970	25,946
Annual interest	RGR + 6%
Amortization	120 monthly installments from December 2008
Collateral	Bank guarantee; assignment of credit rights; and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | FINEP I [Member]
Statement Line Items [Line Items]
Total	R$ 4,481	7,757
Annual interest	TJLP
Amortization	73 monthly installments from May 2016
Collateral	Bank guarantee
Measured at amortized cost [Member] | Local Currency [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | FINEP II [Member]
Statement Line Items [Line Items]
Total	R$ 5,487	7,562
Annual interest	Fixed rate 5%
Amortization	81 monthly installments from September 2013
Collateral	Bank guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 1,086	1,297
Annual interest	Fixed rate 2.5% to 5.5%
Amortization	96 monthly installments from August 2014
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 253	313
Annual interest	Fixed rate 6%
Amortization	72 monthly installments from April 2016
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 472	668
Annual interest	Fixed rate 7.7% to 10%
Amortization	90 monthly installments from November 2012
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 9,534	11,292
Annual interest	Fixed rate 2.5% to 5.5%
Amortization	114 monthly installments from February 2013
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 33	47
Annual interest	TJLP + 4.2%
Amortization	90 monthly installments from November 2012
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 1,839	2,249
Annual interest	Fixed rate 6%
Amortization	90 monthly installments from October 2014
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 88	101
Annual interest	Fixed rate 6%
Amortization	96 monthly installments from July 2016
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 5,039	5,768
Annual interest	Fixed rate 6%
Amortization	114 monthly installments from June 2015
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 514	762
Annual interest	TJLP + 2.2% to 3.2% (c)
Amortization	56 monthly installments from July 2015
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 3,060	3,870
Annual interest	Fixed rate 9.5% to 10% (c)
Amortization	66 monthly installments from October 2015
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 1,276	1,589
Annual interest	Fixed rate 6% to 10% (e)
Amortization	66 monthly installments from August 2016
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 5,216	5,832
Annual interest	TJLP + 3.50% (e)
Amortization	48 monthly installments from June 2017
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 1,201	2,511
Annual interest	SELIC + 3.90%
Amortization	48 monthly installments from June 2017
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 1,251	0
Annual interest	SELIC + 3.86%
Amortization	48 monthly installments from August 2017
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 1,262	1,147
Annual interest	TJLP + 3.40%
Amortization	36 monthly installments from August 2017
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 588	495
Annual interest	SELIC + 3.74%
Amortization	36 monthly installments from August 2017
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 2,613	0
Annual interest	SELIC + 3.58% to 3.72%
Amortization	36 monthly installments from January 2019
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 8,905	0
Annual interest	TJLP + 3.25% to 3.38%
Amortization	36 monthly installments from January 2019
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member] | BNDES [Member]
Statement Line Items [Line Items]
Total	R$ 0	266,484
Annual interest	TJLP + 3.69% to 5%
Amortization	208 monthly installments from December 2005
Collateral	Pledge of shares; assignment of credit, concession rights and revenues
Measured at amortized cost [Member] | Local Currency [Member] | CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member] | BNDES [Member]
Statement Line Items [Line Items]
Total	R$ 0	48,409
Annual interest	UMBNDES + 5% (1)
Amortization	208 monthly installments from February 2006
Collateral	Pledge of shares; assignment of credit, concession rights and revenues
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Transmissao Piracicaba S.A ("CPFL Transmissao Piracicaba") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 14,275	16,871
Annual interest	Fixed rate 3.0%
Amortization	96 monthly installments from July 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Telecom S.A ("CPFL Telecom") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	7,448
Annual interest	Fixed rate 6.0% (b)
Amortization	60 monthly installments from December 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Telecom S.A ("CPFL Telecom") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	7,849
Annual interest	SELIC + 3.12% (h)
Amortization	60 monthly installments from December 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Telecom S.A ("CPFL Telecom") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	21,342
Annual interest	TJLP + 2.12% to 3.12% (c)
Amortization	60 monthly installments from December 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Telecom S.A ("CPFL Telecom") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	470
Annual interest	TJLP
Amortization	60 monthly installments from December 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM V [Member]
Statement Line Items [Line Items]
Total	R$ 69,485	80,362
Annual interest	TJLP + 2.8% to 3.4%
Amortization	143 monthly installments from December 2011
Collateral	CPFL Renováveis guarantee; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM VI [Member]
Statement Line Items [Line Items]
Total	R$ 69,619	74,737
Annual interest	TJLP + 2.05%
Amortization	192 monthly installments from October 2013
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM VII [Member]
Statement Line Items [Line Items]
Total	R$ 119,234	138,474
Annual interest	TJLP + 1.92%
Amortization	156 monthly installments from October 2010
Collateral	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEP I [Member]
Statement Line Items [Line Items]
Total	R$ 904	1,397
Annual interest	Fixed rate 3.5%
Amortization	61 monthly installments from October 2014
Collateral	Bank guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEP II [Member]
Statement Line Items [Line Items]
Total	R$ 9,516	10,445
Annual interest	TJLP - 1.0%
Amortization	85 monthly installments from June 2017
Collateral	Bank guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM I [Member]
Statement Line Items [Line Items]
Total	R$ 232,310	262,224
Annual interest	TJLP + 1.95%
Amortization	168 monthly installments from October 2009
Collateral	Pledge of the subdidiary's and PCH Holding's shares; assignment of credit and concession rights ; and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM II [Member]
Statement Line Items [Line Items]
Total	R$ 18,951	22,210
Annual interest	TJLP + 1.90%
Amortization	144 monthly installments from June 2011
Collateral	CPFL Energia and CPFL Bioenergia guarantees, liens on assets and assignment of credit rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM III [Member]
Statement Line Items [Line Items]
Total	R$ 460,623	495,912
Annual interest	TJLP + 1.72%
Amortization	192 monthly installments from May 2013
Collateral	SGBP and CPFL Energia guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM IX [Member]
Statement Line Items [Line Items]
Total	R$ 17,827	25,195
Annual interest	TJLP + 2.15%
Amortization	120 monthly installments from May 2010
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; assignment of credit and concession rights and real estate mortgage
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM X [Member]
Statement Line Items [Line Items]
Total	R$ 0	230
Annual interest	TJLP
Amortization	84 monthly installments from October 2010
Collateral	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XI [Member]
Statement Line Items [Line Items]
Total	R$ 95,016	105,670
Annual interest	TJLP + 1.87% to 1.9%
Amortization	168 monthly installments from January 2012
Collateral	CPFL Energia guarantee; liens on assets; and assignment of credit rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XII [Member]
Statement Line Items [Line Items]
Total	R$ 297,835	317,289
Annual interest	TJLP and TJLP + 2.18%
Amortization	192 monthly installments from July 2014
Collateral	SGBP, CPFL Energia, CPFL Renováveis and Eólica Holding guarantees; pledge of the subsidiary's and Eólica Holding's shares; liens on assets; assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XIII [Member]
Statement Line Items [Line Items]
Total	R$ 298,439	318,257
Annual interest	TJLP + 2.02% to 2.18%
Amortization	192 monthly installments from November 2014
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of the subsidiary's shares; liens on assets; assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XIV [Member]
Statement Line Items [Line Items]
Total	R$ 23,185	27,305
Annual interest	TJLP + 3.44%
Amortization	139 monthly installments from September 2011
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of the subsidiary's shares; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XV [Member]
Statement Line Items [Line Items]
Total	R$ 4,335	6,418
Annual interest	Fixed rate 5.50%
Amortization	101 monthly installments from September 2011
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of the subsidiary's shares; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XVI [Member]
Statement Line Items [Line Items]
Total	R$ 428,205	460,426
Annual interest	TJLP and TJLP + 2.18%
Amortization	192 monthly installments from January 2013
Collateral	Bank guarantee; pledge of the subsidiary's and DESA Eólica's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XVII [Member]
Statement Line Items [Line Items]
Total	R$ 9,044	13,763
Annual interest	Fixed rate 4.5%
Amortization	102 monthly installments from June 2011
Collateral	CPFL Energia and Bioenergia guarantees; liens on assets; and assignment of credit rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XVIII [Member]
Statement Line Items [Line Items]
Total	R$ 27,579	29,559
Annual interest	TJLP + 2.02%
Amortization	192 monthly installments from January 2014
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XIX [Member]
Statement Line Items [Line Items]
Total	R$ 37,208	44,650
Annual interest	Fixed rate 2.5%
Amortization	108 monthly installments from January 2014
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XX [Member]
Statement Line Items [Line Items]
Total	R$ 37,583	40,281
Annual interest	TJLP + 2.02%
Amortization	192 monthly installments from January 2014
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXI [Member]
Statement Line Items [Line Items]
Total	R$ 32,734	39,281
Annual interest	Fixed rate 2.5%
Amortization	108 monthly installments from January 2014
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXII [Member]
Statement Line Items [Line Items]
Total	R$ 1,153	1,729
Annual interest	Fixed rate 4.5%
Amortization	102 monthly installments from June 2011
Collateral	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXIII [Member]
Statement Line Items [Line Items]
Total	R$ 82,632	109,580
Annual interest	Fixed rate 5.5%
Amortization	108 monthly installments from January 2012
Collateral	SGBP and CPFL Energia guarantees; liens on assets; and assignment of credit rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXIV [Member]
Statement Line Items [Line Items]
Total	R$ 83,136	87,492
Annual interest	TJLP + 2.18%
Amortization	192 monthly installments from July 2016
Collateral	SGBP and CPFL Energia guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXV [Member]
Statement Line Items [Line Items]
Total	R$ 681,912	525,011
Annual interest	TJLP + 2.75%
Amortization	192 monthly installments from July 2017
Collateral	SGBP and CPFL Energia guarantees; pledge of subsidiary's and T-16's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXVI [Member]
Statement Line Items [Line Items]
Total	R$ 67,584	70,532
Annual interest	TJLP + 2,02%
Amortization	162 monthly installments from November 2016
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXVII [Member]
Statement Line Items [Line Items]
Total	R$ 1,415	0
Annual interest	TJLP
Amortization	144 monthly installments from January 2018
Collateral	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINAME IV [Member]
Statement Line Items [Line Items]
Total	R$ 2,387	2,857
Annual interest	Fixed rate 2.5%
Amortization	96 monthly installments from February 2015
Collateral	CPFL Renováveis guarantee; and liens on assets
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEP III [Member]
Statement Line Items [Line Items]
Total	R$ 4,091	5,232
Annual interest	TJLP + 2.0%
Amortization	73 monthly installments from July 2015
Collateral	Bank guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | BNB I [Member]
Statement Line Items [Line Items]
Total	R$ 92,926	100,323
Annual interest	Fixed rate 9.5% to 10% and compliance bonus of 15%
Amortization	168 monthly installments from January 2009
Collateral	SIIF Énergies do Brasil guarantee; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | BNB II [Member]
Statement Line Items [Line Items]
Total	R$ 151,428	158,364
Annual interest	Fixed rate 10% and compliance bonus of 15% to 25%
Amortization	222 monthly installments from May 2010
Collateral	BVP S.A. and bank guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | BNB III [Member]
Statement Line Items [Line Items]
Total	R$ 27,138	29,020
Annual interest	Fixed rate 9.5% and compliance bonus of 25%
Amortization	228 monthly installments from July 2009
Collateral	CPFL Renováveis guarantee; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | NIB [Member]
Statement Line Items [Line Items]
Total	R$ 57,291	67,872
Annual interest	IGPM + 8.63%
Amortization	50 quarterly installments from June 2011
Collateral	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | FINEP [Member]
Statement Line Items [Line Items]
Total	R$ 2,281	2,923
Annual interest	Fixed rate 4.5% to 8.7%
Amortization	96 monthly installments from March 2012
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 81	99
Annual interest	Fixed rate 6%
Amortization	72 monthly installments from October 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 171	234
Annual interest	TJLP + 2.70%
Amortization	48 monthly installments from August 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 174	219
Annual interest	SELIC + 2.70%
Amortization	48 monthly installments from August 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 100	121
Annual interest	Fixed rate 9.5%
Amortization	36 monthly installments from September 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 515	678
Annual interest	Fixed rate 9.5%
Amortization	48 monthly installments from February 2017
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 672	753
Annual interest	TJLP + 3.50%
Amortization	48 monthly installments from August 2017
Collateral	CPFL Energia guarantee and liens on equipment
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	380,403
Annual interest	104.90% of CDI (f)
Amortization	2 annual installments from July 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	66,951
Annual interest	104.90% of CDI (f)
Amortization	2 annual installments from July 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	5,405
Annual interest	100.0% of CDI
Amortization	14 semiannual installments from December 2012
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	20,955
Annual interest	CDI + 0.1%
Amortization	12 semiannual installments from October 2014
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	15,658
Annual interest	CDI + 0.27%
Amortization	12 semiannual installments from March 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	6,993
Annual interest	CDI + 1.33% (f)
Amortization	8 semiannual installments from January 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member] | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	31,954
Annual interest	104.90% of CDI (f)
Amortization	2 annual installments from July 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	7,888
Annual interest	CDI + 0.27% to 1.33 (f)
Amortization	12 semiannual installments from June 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	6,784
Annual interest	CDI + 1.27%
Amortization	8 semiannual installments from February 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member] | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	28,911
Annual interest	104.90% of CDI (f)
Amortization	2 annual installments from July 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	3,481
Annual interest	100.0% of CDI
Amortization	14 semiannual installments from December 2012
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	13,296
Annual interest	CDI + 0.27%
Amortization	12 semiannual installments from March 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | "CPFL Servicos, Equipamentos, Industria e Comercio S.A. (""CPFL Servicos"") [Member]" | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 1,279	3,473
Annual interest	CDI + 0.10%
Amortization	11 semiannual installments from June 2013
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | "CPFL Servicos, Equipamentos, Industria e Comercio S.A. (""CPFL Servicos"") [Member]" | Promissory notes [Member]
Statement Line Items [Line Items]
Total	R$ 46,941	0
Annual interest	104.0% of CDI
Amortization	1 installment in June 2018
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 630,309	641,316
Annual interest	109.5% of CDI
Amortization	1 installment in March 2019
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Telecom S.A ("CPFL Telecom") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	31,449
Annual interest	CDI + 0.18%
Amortization	12 semiannual installments from August 2014
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Transmissora Morro Agudo S.A ("CPFL Transmissao Morro Agudo") [Member] | Santander [Member]
Statement Line Items [Line Items]
Total	R$ 0	5,031
Annual interest	CDI + 1.60%
Amortization	1 installment in March 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | HSBC [Member]
Statement Line Items [Line Items]
Total	R$ 204,934	250,363
Annual interest	CDI + 0.5%
Amortization	8 annual installment from June 2013
Collateral	No collateral
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Safra [Member]
Statement Line Items [Line Items]
Total	R$ 194,006	208,547
Annual interest	105% of CDI
Amortization	14 installments from August 2016
Collateral	No collateral
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Banco BBM - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 44,095	44,171
Annual interest	CDI + 3.40%
Amortization	1 installment in March 2018
Collateral	No collateral
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Banco BBM - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 26,198	0
Annual interest	CDI + 1.90%
Amortization	Bullet
Collateral	CPFL Renováveis guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Banco ABC - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 0	44,217
Annual interest	CDI + 3.80%
Amortization	1 installment in December 2017
Collateral	No collateral
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Deustche Bank - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 46,966	0
Annual interest	CDI + 1.45%
Amortization	Bullet
Collateral	CPFL Renováveis promissory note
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Banco ABC - Promissory notes [Member]
Statement Line Items [Line Items]
Total	R$ 102,006	105,883
Annual interest	CDI + 3.80%
Amortization	4 semiannual installments from February 2017
Collateral	No guarantee
Measured at amortized cost [Member] | Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Banco BBM - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 63,582	0
Annual interest	CDI + 1.39%
Amortization	1 installment in June 2018
Collateral	CPFL Renováveis guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Others [Member]
Statement Line Items [Line Items]
Total	R$ 49,372	66,141
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca Santa Cruz [Member]
Statement Line Items [Line Items]
Total	R$ 0	508
Annual interest	RGR + 6%
Amortization	120 monthly installments from January 2007
Collateral	Receivables and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca Santa Cruz [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	9,094
Annual interest	Fixed rate 6%
Amortization	111 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca Santa Cruz [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	3,381
Annual interest	SELIC + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca Santa Cruz [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 0	6,062
Annual interest	TJLP + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
Total	R$ 0	9
Annual interest	RGR + 6%
Amortization	120 monthly installments from June 2007
Collateral	Receivables and promissory notes
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 12
Annual interest	Selic + 3.63%
Amortization	36 monthly installments from December 2018
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 10,612	2,321
Annual interest	TJLP + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 6,204	0
Annual interest	TJLP + 3.29%
Amortization	36 monthly installments from December 2018
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 3,514	0
Annual interest	TJLP + 2.99% (f)
Amortization	96 monthly installments from October 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 1,215	0
Annual interest	UMBNDES +1.99%
Amortization	96 monthly installments from October 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 2,759	1,464
Annual interest	TJLP + 3.1%
Amortization	96 monthly installments from June 2014
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Santander - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 1,077	572
Annual interest	UMBNDES + 2.1%
Amortization	96 monthly installments from June 2014
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 6,424	1,287
Annual interest	SELIC + 2.19%
Amortization	72 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 15,016	2,422
Annual interest	Fixed rate 6%
Amortization	111 monthly installments from April 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total	R$ 206	0
Annual interest	TJLP + 3.39%
Amortization	96 monthly installments from May 2019
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 95,682	4,413
Annual interest	104.90% of CDI (f)
Amortization	2 annual installments from July 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 35,895	0
Annual interest	CDI + 0.27% (f)
Amortization	12 semiannual installments from June 2015
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 5,180	0
Annual interest	CDI + 1.33% (f)
Amortization	8 semiannual installments from January 2016
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 5,652	0
Annual interest	CDI + 1.27%
Amortization	8 semiannual installments from February 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 13,111	10,726
Annual interest	100.0% of CDI
Amortization	14 semiannual installments from December 2012
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 25,443	11,297
Annual interest	CDI + 0.1%
Amortization	12 semiannual installments from October 2014
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca Santa Cruz [Member] | Banco do Brasil - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	50,213
Annual interest	104.90% of CDI (f)
Amortization	2 annual installments from July 2017
Collateral	CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Companhia Luz e Forca Santa Cruz [Member] | Banco IBM - Working capital [Member]
Statement Line Items [Line Items]
Total	R$ 0	50,213
Annual interest	104.90% of CDI (f)
Amortization	2 annual installments from July 2017
Collateral	CPFL Energia guarantee
At fair value [member] | Foreign currency [Member]
Statement Line Items [Line Items]
Total	R$ 4,858,445	5,502,211
At fair value [member] | Foreign currency [Member] | Mark to market [Member]
Statement Line Items [Line Items]
Total	(58,552)	(37,415)
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | HSBC [Member]
Statement Line Items [Line Items]
Total	R$ 0	282,808
Annual interest	US$ + Libor 3 months + 1.30% (2)
Amortization	1 installment in January 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Total	R$ 332,766	327,503
Annual interest	US$+Libor 3 months+1.35% (3)
Amortization	1 installment in october 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Total	R$ 148,930	146,703
Annual interest	US$+Libor 3 months+1.70% (4)
Amortization	1 installment in September 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Total	R$ 165,826	163,279
Annual interest	US$ + Libor 3 months + 0.88% (3) (g)
Amortization	1 installment in February 2020
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Total	R$ 124,211	163,106
Annual interest	US$+Libor 3 months+0.80% (3) (f)
Amortization	4 semiannual installments from September 2017
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | BNP Paribas [Member]
Statement Line Items [Line Items]
Total	R$ 0	68,663
Annual interest	Euro + 1.6350% (2)
Amortization	1 installment in January 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | J.P. Morgan [Member]
Statement Line Items [Line Items]
Total	R$ 0	130,522
Annual interest	US$ + 2.28% to 2.32% (3)
Amortization	1 installment in December 2017
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | J.P. Morgan [Member]
Statement Line Items [Line Items]
Total	R$ 0	115,382
Annual interest	US$ + 2.36% to 2.39% (3)
Amortization	1 installment in January 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | J.P. Morgan [Member]
Statement Line Items [Line Items]
Total	R$ 83,783	82,544
Annual interest	US$ + 2.74% (3)
Amortization	1 installment in January 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | J.P. Morgan [Member]
Statement Line Items [Line Items]
Total	R$ 0	49,311
Annual interest	US$ + 2.2% (3)
Amortization	1 installment in February 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Total	R$ 498,061	490,334
Annual interest	US$ + Libor 3 months + 1.40% (3)
Amortization	1 installment in February 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Mizuho Bank [Member]
Statement Line Items [Line Items]
Total	R$ 248,189	244,484
Annual interest	US$+Libor 3 months+1.55% (3) (f)
Amortization	3 semiannual installments from March 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Syndicated transaction - Bank of America Merrill Lynch, Citibank, HSBC and EDC-Export Development Canada [Member]
Statement Line Items [Line Items]
Total	R$ 221,475	218,104
Annual interest	US$ + Libor 3 months + 2.7% (4)
Amortization	5 semiannual installments from May 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | BNP Paribas [Member]
Statement Line Items [Line Items]
Total	R$ 218,814	188,822
Annual interest	Euro + 1.6350% (3)
Amortization	1 installment in January 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Total	R$ 207,743	204,486
Annual interest	US$ + Libor 3 months + 1.41% (3)
Amortization	2 annual installments from January 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Total	R$ 165,740	163,225
Annual interest	US$ + Libor 3 months + 1.35% (4)
Amortization	1 installment in March 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 0	54,235
Annual interest	US$ + 2.08% (3)
Amortization	1 installment in August 2017
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Syndicated transaction - Bank of America Merrill Lynch, Citibank, HSBC and EDC-Export Development Canada [Member]
Statement Line Items [Line Items]
Total	R$ 221,475	218,104
Annual interest	US$ + Libor 3 months + 2.7% (4)
Amortization	5 semiannual installments from May 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Sumitomo [Member]
Statement Line Items [Line Items]
Total	R$ 166,346	163,712
Annual interest	US$ + Libor 3 months + 1.35% (3) (f)
Amortization	1 installment in April 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | HSBC [Member]
Statement Line Items [Line Items]
Total	R$ 0	44,496
Annual interest	US$ + Libor 3 months + 1.30% (2)
Amortization	1 installment in October 2017
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Total	R$ 59,793	58,852
Annual interest	US$ + Libor 3 months + 0.82%(3)
Amortization	1 installment in April 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Total	R$ 271,893	267,740
Annual interest	US$ + Libor 3 months + 0.83%(3)
Amortization	1 installment in May 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | J.P. Morgan [Member]
Statement Line Items [Line Items]
Total	R$ 0	199,826
Annual interest	US$ + 2.78% (3)
Amortization	1 installment in February 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Syndicated transaction - Bank of America Merrill Lynch, Citibank, HSBC and EDC-Export Development Canada [Member]
Statement Line Items [Line Items]
Total	R$ 221,475	218,104
Annual interest	US$ + Libor 3 months + 2.7% (4)
Amortization	5 semiannual installments from May 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Total	R$ 172,592	0
Annual interest	US$ + 1.9275%
Amortization	1 installment in October 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 0	16,556
Annual interest	US$ + 3.37% (4)
Amortization	1 installment in July 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 0	16,556
Annual interest	US$ + 3.37% (4)
Amortization	1 installment in July 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 45,161	44,501
Annual interest	US$ + 2.779% (3)
Amortization	1 installment in August 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 11,731	0
Annual interest	US$ + 2.6201% (3)
Amortization	1 installment in September 2020
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 253,626	0
Annual interest	US$ + 2.2997% (3)
Amortization	1 installment in September 2020
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 159,060	0
Annual interest	US$ + 2.3073%
Amortization	1 installment in October 2020
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | HSBC [Member]
Statement Line Items [Line Items]
Total	R$ 0	326,159
Annual interest	US$+Libor 3 months + 1.30% (2)
Amortization	1 installment in March 2017
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Total	R$ 397,328	391,380
Annual interest	US$+Libor 3 months + 1.41% (3)
Amortization	3 annual installments from September 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 119,314	117,550
Annual interest	US$ + 3.3703% (4)
Amortization	1 installment in July 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 165,572	163,125
Annual interest	US$ + 3.1259%
Amortization	1 installment in December 2019
Collateral	CPFL Energia guarantee
At fair value [member] | Foreign currency [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | China Construction Bank - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 33,120	32,624
Annual interest	US$+Libor 3 monts + 1.20% + 1.1% fee (3)
Amortization	1 installment in September 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | China Construction Bank - Bank credit note [Member]
Statement Line Items [Line Items]
Total	R$ 99,443	97,946
Annual interest	US$+Libor 3 months + 1.60% + 1.4% fee (4)
Amortization	1 installment in June 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Paulista Lajeado Energia S.A. ("Paulista Lajeado") [Member] | Banco Itau [Member]
Statement Line Items [Line Items]
Total	R$ 36,311	35,771
Annual interest	US$ + 3.196% (4)
Amortization	1 installment in March 2018
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 67,219	16,556
Annual interest	US$ + 3.37% (4)
Amortization	1 installment in July 2019
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Companhia Luz e Forca Santa Cruz [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total	R$ 0	R$ 16,556
Annual interest	US$ + 3.37% (4)
Amortization	1 installment in July 2019
Collateral	CPFL Energia guarantee and promissory notes